Vessels, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of Analysis of Vessels, Net
An analysis of vessels, net is as follows:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2022	231,714,888	(111,751,904)	119,962,984
Acquisitions and improvements	118,678,560	—	118,678,560
Depreciation for the year	—	(12,290,463)	(12,290,463)

Balance as at December 31, 2022	350,393,448	(124,042,367)	226,351,081

Acquisitions and improvements	39,004,423	—	39,004,423
Impairment loss (Note 1)	(10,894,124)	1,898,101	(8,996,023)
Disposal	(57,938,600)	26,555,487	(31,383,113)
Spin-off of drybulk carriers (Note 1)	(28,500,000)		(28,500,000)
Depreciation for the year	—	(15,629,116)	(15,629,116)

Balance as at December 31, 2023	292,065,147	(111,217,895)	180,847,252